Business and Basis of Presentation (Transition Adjustment Roll Forward Of Retained Earnings) (Details) - Retained Earnings $ in Thousands	Jan. 01, 2021 USD ($)
Retained Earnings Transition Adjustment [Roll Forward]
Balance after-tax, after transition	$ 1,167,252
As Previously Reported
Retained Earnings Transition Adjustment [Roll Forward]
Balance after-tax, prior to transition	1,772,398
Change of Effect
Retained Earnings Transition Adjustment [Roll Forward]
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income	(722,837)
Updates to certain universal life contract liabilities	(116,120)
Other	72,950
Total pre-tax adjustments	(766,007)
Tax impacts	$ 160,861